New Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncements
(4) New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU
2023-09,
“
Income Taxes (Topic 740): Improvements to Income Tax Disclosure
s (ASU
2023-09)”,
which requires public entities, on an annual basis, to provide disclosure of specific categories in the reconciliation of the effective tax rate, as well as disclosure of income taxes paid, disaggregated by jurisdiction. ASU
2023-09
is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this update effective December 31, 2025. The adoption of this ASU did not have a material impact on the financial statements or results of operations.
New Accounting Pronouncements not yet adopted
In November 2024, the FASB issued ASU
2024-03,
“
Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures
(Subtopic
220-40):
Disaggregation of Income Statement Expenses.” The update requires entities to tabularly disclose in the footnotes to the financial statements, the amounts of purchased inventory, employee compensation, depreciation, intangible asset amortization, and depreciation included in each relevant expense caption. The standard also requires disclosure of the amount, and a qualitative description of, other items remaining in relevant expense captions that are not separately disaggregated. This update is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption and both prospective and retrospective application are permitted. The Company is currently assessing the effect of this update.
In September 2025, the FASB issued ASU
2025-06,
“
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software
”, which amends the guidance on
internal-use
software. The ASU removed all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic
350-40.
Instead an entity is required to start capitalizing software costs when 1) management has authorized and committed to funding the software project and 2) it is probable that the project will be completed, and the software will be used to perform the function intended (referred to as the
“probable-to
complete recognition threshold”). Among other things, the ASU also specified that disclosures are required for all capitalized internal-use
software costs, regardless of how these costs are presented in the financial statements. The ASU is effective for annual reporting periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently assessing the effect of this update.